Property, Plant and Equipment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	$ 26,219	$ 16,407	$ 12,190